Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Investment Securities [Line Items]
Other investment securities	¥ 555,250		¥ 556,161
Aggregate costs of cost-method investments, not estimated at the fair value	430,311		429,313
Other-than-temporary impairment ("OTTI") losses recognized on cost-method investments	284	¥ 394
Gross realized gains on sales of Available-for-sale securities	189,782	175,065
Gross realized losses on sales of Available-for-sale securities	14,041	22,291
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	6,428	32,364
Cumulative declines in fair value of the credit impaired debt securities	3,200	3,850
Credit loss components of impairment losses recognized in earnings	3,830	5,809	4,125	¥ 6,691
Other factors of impairment losses recognized in Accumulated OCI before taxes	¥ 630	1,959
Number of months that fair value of the investment has been below cost to be deemed as other-than-temporary	6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	6,036	31,913
Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	108	¥ 57
Fair Value Estimated by Commonly Accepted Valuation Techniques [Member]
Investment Securities [Line Items]
Cost-method investments	97,774		97,774
Test Performed to Determine Existence of Any Impairment Indicators [Member]
Investment Securities [Line Items]
Cost-method investments	431,912		432,095
Carried at Cost [Member]
Investment Securities [Line Items]
Other investment securities	529,686		529,869
Estimated Fair Value [Member]
Investment Securities [Line Items]
Other investment securities	¥ 25,564		¥ 26,292